INCOME TAXES - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net loss carryforward	¥ 256,850	¥ 201,614
Deductible advertising expense	17,964	14,786
Accrued expenses and payroll payable	12,399	8,985
Others	88	11
Valuation allowance	(287,301)	¥ (225,396)
Tax loss carryforwards	¥ 1,027,400
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100